FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 99,167	$ 13,595	$ 11,596
Payables from securities financing transactions measured at amortized cost	22,297	9,870	4,202
Cash collateral payables on derivative instruments	41,416	32,238	36,436
Customer deposits	712,546	505,581	525,051
Debt issued measured at amortized cost	230,857	116,312	114,621
Other financial liabilities measured at amortized cost excluding lease liabilities	13,600	7,000	6,200
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	99,200	13,600	11,600
Payables from securities financing transactions measured at amortized cost	22,300	9,900	4,200
Cash collateral payables on derivative instruments	41,400	32,200	36,400
Customer deposits	712,300	504,900	524,800
Debt issued measured at amortized cost	229,900	113,700	113,500
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 13,700	$ 7,000	$ 6,200